Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000100250 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	$ 10,000		$ 10,006	$ 10,234	$ 10,830	$ 11,119	$ 11,735	$ 10,580	$ 10,942	$ 11,332	$ 11,415	$ 12,147
C000038033 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		9,913	10,034	10,498	10,666	11,149	9,948	10,170	10,433	10,468	11,106
C000006118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,575		9,554	9,751	10,279	10,521	11,071	9,952	10,261	10,606	10,640	11,289
C000100249 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		9,977	10,175	10,736	10,990	11,566	10,396	10,709	11,069	11,116	11,794
C000006121 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,000	10,222	10,812	11,085	11,704	10,547	10,891	11,285	11,362	12,085
C000006125 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,010	10,081	10,315	10,466	10,561	10,238	10,424	10,844	11,279	11,771
C000038034 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,700		9,694	9,730	9,932	10,064	10,130	9,798	9,943	10,329	10,708	11,159
C000006122 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A1 Shares
Accumulated Value	10,000		10,000	10,060	10,284	10,425	10,508	10,177	10,341	10,758	11,179	11,654
C000006124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		9,914	9,878	10,008	10,055	10,045	9,638	9,715	10,008	10,374	10,811
C000038035 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,013	10,089	10,328	10,485	10,585	10,266	10,459	10,885	11,328	11,827
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		9,951	10,107	10,785	11,264	11,734	10,728	11,070	11,425	11,553	12,365
Bloomberg Municipal 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 1-5 Year Index
Accumulated Value	$ 10,000		$ 10,047	$ 10,108	$ 10,459	$ 10,769	$ 10,917	$ 10,565	$ 10,679	$ 10,970	$ 11,410	$ 11,789